U.S
Securities
and Exchange
Commission
Washington
D.C. 20549
Form 24F-2
Annual
Notice of
Securities
Sold
Pursuant to
Rule 24f-2


1. Smith
  Breeden
  Trust 100
  Europa
     Drive
Chapel Hill
NC
     27514


2. Equity
   Market Plus Fund
   FinancialServicesFund
   High Yield Bond Fund


3. Investment Company
   File Act No: 811-6520
   Securities Act File
   No: 33-44909

4(a).  The last day of
      fiscal year for
      which this notice
      is filed: March 31,
      1999
4(b).  Not applicable
4(c).  Not applicable.


5.   Calculation of
Registration Fee

5(i).  Aggregate sale price
of securities sold during
the fiscal year pursuant to
section 24(f): $141,004,876

5(ii).  Aggregate price of
securities redeemed or
repurchased during the
fiscal year:  $89,605,408

5(iii).  Aggregate price of
securities redeemed or
repurchase during any
prior fiscal year ending no
earlier than October 11.
1995 that were not previously
used to reduce registration
fees payable to the Commission:
$0

5(iv).  Total available
redemption credits [Add
Items 5(ii)
and 5(iii)]:
$89,605,408

5(v).  Net sales - if
Item 5(i) is
greater than Item 5(iv)
[subtract Item 5(iv) from
Item 5(i)]: $51,399,468
5(vi).  Redemption credits
available for use in future
years - if Item 5(i) is less
than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:
N/A
5(vii).  Multiplier for
determining registration fee:
 .000295
5(viii).  Registration fee
due [multiply Item 5(v) by
Item f(vii)] (enter 0 if no
fee is due):  $15,162.84

6. Prepaid Shares.  If the
response to Item 5(i) was
determined by deducting an
amount of securities that
were registered under the
Securities Act of 1933
pursuant to rule 24e-2 as in
effect before October 11,
1997, then report the amount
of securities (number of
share or other units)
deducted here:  N/A If there
is a number of shares or
other units that were
registered pursuant to rule
24e-2 remaining unsold at the
end of the fiscal year for
which this form is filed that
are available for use by the
issuer in future fiscal
years, then state that number
here:  N/A


7. Interest due - if this
Form is being filed more than
90 days after the end of the
issuer's fiscal year:  N/A


8. Total of the amount of the
registration fee plus any
interest due [line 5(viii)
plus line 7]: $15,162.84


9. Date the registration fee
and any interest payment was
wired to the Commission's
lockbox depository: 6/22/99


SIGNATURES
This report has been signed
below by the following
persons on behalf of the
issuer and in the capacity
and on the dates indicated.

BY:  Marianthe S. Mewkill S/
 Vice President & Treasurer
     June 22, 1999